Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax asset:
NOL carryforward	$ 978	$ 1,001
Allowance for credit losses	59,267	85,101
Deferred compensation	6,631	6,315
Basis difference in acquired assets	53,202	70,136
Unrealized loss on available for sale investments		8,880
OREO	9,845	31,943
Other	13,530	19,509
Subtotal	143,453	222,885
Deferred tax liability:
Basis difference in acquired assets	(53,940)	(130,426)
Gain on acquisition	(2,426)	(17,693)
FHLB stock	(85)	(36)
Premises and equipment	(9,652)	(10,209)
Acquisition intangibles	(12,151)	(12,113)
Deferred loan costs	(3,771)	(2,915)
Unrealized gain on available for sale investments	(4,052)
Investments acquired	(570)	(235)
Swap gain	(75)	(75)
Other	(12,908)	(11,089)
Subtotal	(99,630)	(184,791)
Net deferred tax asset	$ 43,823	$ 38,094